Profit before taxation - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure Of Profit From Operations Explanatory [Line Items]
Business combination transaction costs expensed	€ 23.0
General and administrative expenses
Disclosure Of Profit From Operations Explanatory [Line Items]
Cost of revenues		€ 602.1	€ 522.0	€ 443.5